[Missing Graphic Reference]
USAA FLORIDA TAX-FREE MONEY MARKET FUND
SUPPLEMENT DATED APRIL 5, 2011
TO THE FUND’S PROSPECTUS
DATED AUGUST 1, 2010

As of April 1, 2011, John C. Bonnell no longer co-manages the USAA Florida Tax-Free Money Market Fund (the Fund) with Dale R. Hoffmann. Mr. Hoffmann remains as the sole portfolio manager of the Fund. Mr. Bonnell continues to manage the USAA Florida Tax-Free Income Fund. The references to Mr. Bonnell on pages 12 and 29 of the Fund’s prospectus with respect to the Fund are hereby deleted.

94946-0411
[Missing Graphic Reference]

USAA NEW YORK MONEY MARKET FUND
SUPPLEMENT DATED APRIL 5, 2011
TO THE FUND’S PROSPECTUS
DATED AUGUST 1, 2010

As of April 1, 2011, John C. Bonnell no longer co-manages the USAA New York Money Market Fund (the Fund) with Dale R. Hoffmann. Mr. Hoffmann remains as the sole portfolio manager of the Fund. The references to Mr. Bonnell on pages 12 and 30 of the Fund’s prospectus with respect to the Fund are hereby deleted.

94947-0411

[Missing Graphic Reference]
USAA VIRGINIA MONEY MARKET FUND
SUPPLEMENT DATED APRIL 5, 2011
TO THE FUND’S PROSPECTUS
DATED AUGUST 1, 2010

As of April 1, 2011, John C. Bonnell no longer co-manages the USAA Virginia Money Market Fund (the Fund) with Dale R. Hoffmann. Mr. Hoffmann remains as the sole portfolio manager of the Fund. Mr. Bonnell continues to manage the USAA Virginia Bond Fund. The references to Mr. Bonnell on pages 12 and 30 of the Fund’s prospectus with respect to the Fund are hereby deleted.

94948-0411